Stock-Based Compensation, Stock Options and Restricted Stock Awards (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 412	$ 437	$ 1,113	$ 1,544	$ 2,087	$ 502
Minimum [Member]
Additional Disclosures [Abstract]
Award vesting period					1 year
Maximum [Member]
Additional Disclosures [Abstract]
Award vesting period					4 years
Selling, General and Administrative [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	383	440	1,018	1,446	$ 1,958	452
Research and Development [Member]
Stock-Based Compensation Expense Items [Abstract]
Stock-based compensation expense	$ 29	$ (3)	$ 95	$ 98	$ 129	$ 50
Stock Options [Member]
Stock Options Activity [Roll Forward]
Outstanding, beginning balance (in shares)			140,546	2,562	2,562	272
Granted (in shares)					163,997	2,461
Exercised (in shares)					0	0
Forfeited/expired (in shares)					(26,013)	(171)
Outstanding, ending balance (in shares)					140,546	2,562
Vested at the end of the year (in shares)					16,206	148
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)			$ 61.25	$ 1,049.93	$ 1,049.93	$ 31,021.57
Granted (in dollars per share)					45.76	167.30
Exercised (in dollars per share)					0	0
Forfeited/expired (in dollars per share)					61.01	36,429.90
Outstanding, ending balance (in dollars per share)					61.25	1,049.93
Vested at the end of the year (in dollars per share)					$ 169.07	$ 11,338.37
Weighted Average Remaining Contractual Term [Abstract]
Options outstanding, weighted average remaining contractual life					9 years 1 month 13 days
Options vested, weighted average remaining contractual life					9 years 25 days
Aggregate Intrinsic Value [Abstract]
Fair value of options, vested					$ 900	$ 700
Weighted Average Assumptions used in Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					2.49%	1.97%
Expected volatility					120.54%	103.00%
Expected life					6 years 2 months 23 days	6 years 3 months
Additional Disclosures [Abstract]
Weighted-average fair value of options granted (in dollars per share)					$ 41.04	$ 167.30
Total unrecognized compensation costs related to non-vested stock option awards					$ 3,900
Unrecognized compensation costs related to non-vested stock option awards, recognition period					3 years 1 month 6 days
Restricted Stock Units [Member]
Restricted Stock Awards [Roll Forward]
Nonvested, beginning balance (in shares)			3	15	15	33
Granted (in shares)					0	11
Vested (in shares)					(12)	(29)
Forfeited (in shares)					0	0
Nonvested, ending balance (in shares)					3	15
Weighted Average Grant Price [Abstract]
Nonvested, beginning balance (in dollars per share)			$ 7,297.22	$ 7,297.22	$ 7,297.22	$ 9,052.37
Granted (in dollars per share)					0	1,514.80
Vested (in dollars per share)					7,297.22	1,854.56
Forfeited (in dollars per share)					0	0
Nonvested, ending balance (in dollars per share)					$ 7,297.22	$ 7,297.22